Other financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Other financial assets [Abstract]
Summary of other financial assets	Other financial assets

(in €‘000)	December 31, 2024	December 31, 2023
Pledged bank balances	21,722	15,512
Security deposits	8,618	11,170
Derivatives	1,167	3,700
Investments in equity securities	45,965	16,557
Prepaid warranties non-current	4,705	5,657
Other receivables	925	1,821
Total	83,102	54,417
Non-current	78,536	52,641
Current	4,566	1,776
Total	83,102	54,417